Income Taxes and Duties	12 Months Ended
Dec. 31, 2023
Disclosure of income taxes [abstract]
Income Taxes and Duties	INCOME TAXES AND DUTIES
As of December 31, 2023 and 2022, income taxes and duties payable are as follow:

	2023		2022
Income taxes and duties:
Profit-sharing Duty	Ps.	74,214,983	29,134,959
Income tax	7,412,498		4,268,496
Total income taxes and duties	81,627,481		33,403,455
Other taxes and duties:
Special Tax on Production and Services	41,633,824		23,217,262
Hydrocarbons Extraction Duty	17,840,810		6,895,491
Exploration Hydrocarbons Duty	147,785		136,588
Exploration and Extraction Hydrocarbons Duty	464,521		413,371
Withheld taxes	7,201,114		5,800,188
Import taxes and duties	5,827		13,028
Other contributions payable	1,083,387		933,972
Total other taxes and duties	68,377,268		37,409,900
Total other income taxes and duties	Ps.	150,004,749	70,813,355
The Ley de Ingresos sobre Hidrocarburos (“Hydrocarbons Revenue Law”) was published in the Official Gazette of the Federation on August 11, 2014, and came into effect, on January 1, 2015. The Hydrocarbons Revenue Law sets forth the fiscal regime for Petróleos Mexicanos applicable to the assignments and the contracts that were established on such date. Likewise, every year the Federal Revenue Law is published in the Official Gazette of the Federation and includes specific regulations for Petróleos Mexicanos and the Subsidiary Entities.
Tax regime applicable to Assignments
The tax regime applicable to the exploration and production for the assignments granted to PEMEX by the Mexican Government includes the following taxes and duties:
A.    Derecho por la Utilidad Compartida “DUC” (Profit-sharing Duty).
As of January 1, 2015, Pemex Exploration and Production is obligated to pay a Profit-sharing Duty.
For 2023 and 2022, the applicable rate of this duty was 40%. The computation of this duty is based on the excess of the value of hydrocarbons produced during the fiscal year (including self-consumption, shrinkage and burning), minus certain permitted deductions by the Hydrocarbons Revenue Law, including part of the investments and some costs, expenses and duties. Pursuant to the Federal Revenue Law, as of January 1, 2024, this duty was set at 30%.
During 2023, this duty was Ps. 280,756,794 from annual payments presented on April 1, 2024 paid as follows: Ps. 206,541,811, of the corresponding hydrocarbon extraction duty for the months of October, November, and December 2023 in the amount of Ps. 73,507,538, resulting in a balance of Ps. 707,445 as of December 31, 2023.

On February 13, 2024, the Mexican Government issued a decree in the Official Gazette of the Federation suspending the collection of PEMEX’s Profit-sharing Duty for the months of October, November and December 2023 and January 2024. Additionally the resulting monthly tax payment of this Profit-sharing Duty can be balanced with the tax calculated at the end of the fiscal year.

During the fiscal year 2023, Profit-sharing Duty payments for the months from January to September were deferred as instructed by the Resolución Fiscal Miscelánea para 2023 (2023 Miscellaneous Fiscal Resolution).
During 2022, this duty was Ps. 398,123,710 from annual payments presented on April 3, 2023 paid as follows: Ps. 397,567,229, resulting in a balance of Ps. 556,481 as of December 31, 2022.
Duties and income tax paid as of December 31, 2023, 2022 and 2021 were Ps. 234,982,338, Ps. 431,444,989 and Ps. 265,883,549, respectively.
The accounting result differs from the tax result mainly due to differences in depreciation, non-deductible expenses and others. Such differences generate a deferred DUC.
Total DUC and other as of December 31, 2023, 2022 and 2021 are integrated as follows:

	2023		2022	2021
DUC	Ps.	207,212,856	398,123,710	374,433,879
Fiscal credit (1)	—		—	(73,280,000)
Deferred DUC expense	6,863,068		(6,703,627)	5,673,403
Total DUC	Ps.	214,075,924	391,420,083	306,827,282
(1) There was not credit tax granted for 2022.
The principal factors generating the deferred DUC are the following:

	2023		2022
Deferred DUC asset:
Tax credits	Ps.	512,640,627	454,631,317
Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment	(195,705,735)		(171,170,789)
Deferred DUC asset net	316,934,892		283,460,528
Unrecognized Deferred DUC	(314,346,132)		(274,008,700)
Net, deferred DUC asset	Ps.	2,588,760	9,451,828

Deferred DUC not recognized in 2023 and 2022 amounts to Ps.314,346,132 and Ps. 274,008,700, respectively, and resulted from costs, expenses and capital expenditures that will not be recoverable, mainly for on-shore and in Chicontepec deep and shallow waters.
The remaining costs, expenses and capital expenditures beginning January 1, 2015 can be balanced to the immediate following years, without them expiring.
The expected benefit for DUC in 2023 and 2022 was different from that which would result from applying the 40% rate to the tax base, respectively, as a result of the line items mentioned in the tables below.

	2023		2022	2021
Expected expense (benefit):	Ps.	98,990,391	236,421,472	147,520,595
Increase (decrease) resulting from:
Expected benefit contract	(2,578,264)		(4,987,552)	(5,333,064)
Non-cumulative profit (1)	(627,269,522)		(778,566,830)	(1,252,957,737)
Non-deductible expenses (1)	530,857,395		547,132,910	1,110,770,206
Production value	360,388,580		526,040,742	507,997,938
Deductible duties	(26,159,947)		(51,920,424)	(44,270,598)
DUC tax credit (2)	(73,507,538)		—	(73,280,000)
Deferred DUC (benefit) expense	6,863,068		(6,703,627)	5,673,403
Deductions cap	(53,508,239)		(75,996,608)	(89,293,461)
DUC-Profit-sharing duty expense	Ps.	214,075,924	391,420,083	306,827,282
(1)Fluctuations changes are included which have no effect on the determination of the DUC.
(2)Corresponds to the tax credit granted by the Mexican Government on February 13, 2024 and February 19, 2021.

On February 19, 2021, the Mexican Government, through a presidential decree, granted PEMEX a reduction in its tax burden equal to Ps. 73,280,000 for 2021. The tax benefit was granted as a measure of release of resources for PEMEX to increase investment in hydrocarbon exploration and production activities.
This decrease in the Profit-sharing Duty is incremental to the one resulting from the decrease of the rate from 58% to 54% to in 2021 in accordance with amendments to the Hydrocarbons Revenue Law.
B.    Derecho de Extracción de Hidrocarburos (Hydrocarbons Extraction Duty).
SHCP considers the effects of variations in the U.S. producer price index, or another alternative index, when it determines the rate to be published in the Official Gazette of the Federation. This duty is to be calculated using a rate based on a formula applicable to each type of hydrocarbon, the volume of production and utilizing the relevant market price for hydrocarbons in U.S. Dollars.
During 2023, Pemex Exploration and Production incurred Ps. 65,399,868 balance with the corresponding hydrocarbon extraction duty for the months of October, November, and December 2023 in the amount of Ps.17,840,810 and the difference of Ps. 47,559,058 was included in the cost of sales line item.
During 2022, Pemex Exploration and Production incurred a Ps. 129,801,061 balance, which was included in the cost of sales line item.

On February 13, 2024, the Mexican Government issued a decree in the Official Gazette of the Federation suspending the collection of PEMEX’s hydrocarbon extraction duty for the months of October, November and December 2023 and January 2024. During fiscal year 2023, hydrocarbons extraction duty payments for the months from January to September were deferred as instructed by the 2023 Miscellaneous Fiscal Resolution.
C.    Derecho de Exploración de Hidrocarburos (Exploration Hydrocarbons Duty).
Pemex Exploration and Production as “assignee” must make monthly payments for this duty. The rates for 2023 were 1,669.53 pesos per square kilometer of non-producing areas. After 60 months, this tax increases to 3,992.39 pesos per square kilometer for each additional month that the area is not producing. These amounts will be updated on an annual basis in accordance with the national consumer price index.
During 2023 and 2022, Pemex Exploration and Production incurred Ps. 1,768,612 and Ps. 1,638,913, respectively, which are included in the cost of sales line item.
D.    Impuesto por la actividad de Exploración y Extracción de Hidrocarburos (Exploration and Extraction Hydrocarbons Duty).
The assignments granted by the Mexican Government create a tax on the exploration and extraction activities carried out in the corresponding area. The monthly tax paid during the exploration phase and until the extraction phase begins is 2,177.64 pesos per square kilometer. During the extraction phase of a project, a monthly tax of 8,710.69 pesos per square kilometer is payable until the relevant contract for exploration and extraction or assignment is terminated.
During 2023 and 2022, the incurred tax was Ps. 5,211,315 and Ps. 4,664,541 respectively, which are included in the cost of sales line item.
Tax Regime applicable to contracts:
As of January 1, 2015, the tax regime applicable to Pemex Exploration and Production for contracts is set forth in the Hydrocarbons Revenue Law which regulates, among other things, the fiscal terms applicable to the exploration and extraction contracts (license, profit sharing contracts, production sharing and services) and sets duties and other taxes paid to the Mexican Government.
The Hydrocarbons Revenue Law also establishes the following duties applicable to PEMEX in connection with assignments granted to it by the Mexican Government:
•Cuota Contractual para la Fase Exploratoria (Exploration Phase Contractual Fee)
During the exploration phase of an exploration and extraction contract, the Mexican Government is entitled to collect a monthly payment of 1,669.53 pesos per square kilometer of non-producing areas. After 60 months, this fee increases to 3,992.39 pesos per square kilometer for each additional month that the area is not producing. The fee amount will be updated on an annual basis in accordance with the national consumer price index.
•Regalías (Royalties)
Royalty payments to the Mexican Government are determined based on the “contractual value” of the relevant hydrocarbons, which is based on a variety of factors, including the type of underlying hydrocarbons (e.g., crude oil, associated natural gas, non-associated natural gas or condensates), the volume of production and the market price. Royalties are payable in connection with licensing contracts, production-sharing contracts and profit-sharing contracts.
•Pago del Valor Contractual (Contractual Value Payment)
Licensing contracts require a payment to the Mexican Government calculated as a percentage of the “contractual value” of the hydrocarbons produced, as determined by the SHCP on a contract-by-contract basis.
•Porcentaje a la Utilidad Operativa (Operating Profit Payment)
Production-sharing contracts and profit-sharing contracts require a payment equivalent to a specified percentage of operating profits. In the case of production-sharing contracts, this payment shall be made in-kind through delivery of the hydrocarbons produced. In the case of profit-sharing contracts, this payment shall be made in cash.
•Bono a la Firma (Signing Bonus)
Upon execution of a licensing contract, a signing bonus is to be paid to the Mexican Government in an amount specified by the SHCP in the relevant bidding terms and conditions or in the contracts resulting from a migration.
•Impuesto por la actividad de Exploración y Extracción de Hidrocarburos (Hydrocarbons Exploration and Extraction Activities Tax)
Contracts for exploration and extraction granted by the Mexican Government will include a specified tax on the exploration and extraction activities carried out in the relevant area. The monthly tax paid during the exploration phase and until the extraction phase begins is 2,177.64 pesos per square kilometer. During the extraction phase of a project, a monthly tax of 8,710.69 pesos per square kilometer is payable until the relevant contract for exploration and extraction or assignment is terminated. During 2023 and 2022 the incurred tax amounted to Ps. 242,070 and Ps. 226,653, respectively.
Other applicable taxes
The Subsidiary Entities are subject to the Income Tax Law and the Value Added Tax Law. Pemex Industrial Transformation is also subject to the Special Tax on Production and Services (IEPS Tax).
2022 indirect taxes are as listed below:
A.    IEPS Tax
IEPS Sobre la Venta de los Combustibles Automotrices (IEPS Tax on the Sale of Automotive Fuels): This tax is a fee on domestic sales of automotive fuels, gasoline and diesel. Pemex Industrial Transformation collects the fee on behalf of the Mexican Government. The applicable fees for this tax are Ps. 5.92 per liter of gasoline with an octane rating lower than 91; 5.00 pesos per liter of gasoline with an octane rating greater than or equal to 91 and 6.51 pesos per liter of diesel. The amount of the fee will depend on the class of fuel. The fee is fixed yearly and adjusted on a weekly basis by the SHCP. The fees apply to sales in Mexico and imports.
IEPS Beneficio de Entidades Federativas, Municipios y Demarcaciones Territoriales (IEPS Tax in Favor of States, Municipalities and Territories): This tax is a fee on domestic sales of automotive fuels, gasoline and diesel. Pemex Industrial Transformation collects the fee on behalf of the Mexican Government. The applicable fees for this tax are 52.25 cents per liter of gasoline with an octane rating of less than 91, 63.75 cents per liter of gasoline with an octane rating greater than or equal to 91 and 43.36 cents per liter of diesel. These fees change yearly in accordance with inflation. Funds gathered by this fee are allocated to Mexican states and municipalities as provided for in the Ley de Coordinación Fiscal (Tax Coordination Law). The fees only apply to sales in Mexico and are not subject to VAT.
IEPS a los Combustibles Fósiles (IEPS Tax on Fossil Fuels): This tax is a fee on domestic sales of fossil fuels. Pemex Industrial Transformation collects the fee on behalf of the Mexican Government. The applicable fees for this tax are 8.95 cents per liter of propane, 11.58 cents per liter of butane, 15.69 cents per liter of gasoline and aviation fuel, 18.74 cents per liter of jet fuel and other kerosene, 19.04 cents per liter of diesel, 20.32 cents per liter of fuel oil, Ps. 23.58 per ton of petroleum coke, Ps. 55.29 per ton of coal coke, Ps. 41.63 per ton of mineral carbon and Ps. 60.18 per ton of carbon from other fossil fuels. These fees change yearly in accordance with inflation and apply to imports to Mexico.
B.    Value-Added Tax (“VAT”)
For VAT purposes, final monthly payments are determined based on PEMEX’s cash flow, in accordance with the provisions of the Value Added Tax Law, applicable to payers of this tax. The general rate to be applied is 16%. Certain activities with incentives will have the rate of 0%.
Beginning on January 1, 2019, a new Decree of fiscal incentives began to apply to the northern border region, which consisted of a credit equivalent to 50% of the general rate, applicable directly at the time of the sale or service. This incentive is applicable in six states in the northern border region and includes 43 municipalities in those states.
Petróleos Mexicanos and its Subsidiary Entities apply this tax benefit to the operations they carry out within the municipalities of the States included in the Decree.
VAT is applied to the sale of goods, the rendering of services, the granting of the temporary use of goods in the national territory and the importation of goods and services to the national territory. VAT taxpayers transfer VAT to their customers and are entitled to credit the VAT paid to their suppliers and on their imports. The net balance between VAT transferred to customers and paid to suppliers and on imports results each month in the VAT to be paid to the tax authorities or in an amount in favor of the taxpayer. The taxpayer has the right to credit VAT in favor against VAT payable in future months, to request a refund or to offset it against other payable federal taxes.
Taxes on Income are described below:
C.    Income Tax
As of January 1, 2015, Petróleos Mexicanos, the Subsidiary Entities and the Subsidiary Companies residing in Mexico for tax purposes are subject to the Income Tax Law.
This tax is calculated by applying a rate of 30% to the tax result. Tax result is the excess of total revenues over the allowed deductions and tax losses from previous years.
Accounting income differs from taxable income primarily due to the effects of inflation and differences between depreciation and other non-deductible expenses.
For the years ended December 31, 2023, 2022 and 2021, Petróleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2023		2022		2021
Current income tax	Ps.	5,134,840	Ps.	5,939,990	Ps.	3,573,731
Deferred income tax	788,517		(77,179,234)		(3,052,891)
Total (benefit) expense income tax, net	Ps.	5,923,357	Ps.	(71,239,244)	Ps.	520,840
As of December 31, 2023 and 2022, Pemex Exploration and Production and Pemex Industrial Transformation did not recognize deferred income assets of Ps. 685,844,188 and Ps. 679,649,787, respectively, due to their expectation that future tax income will not correspond to such benefits. These amounts are mainly from fiscal losses to be amortized amounting with an expiration year from 2026 to 2032.
The principal factors generating the deferred income tax are the following:

	2022		Recognized in profit and loss	Recognized in OCI	2023
Deferred income tax asset:
Provisions	Ps.	11,921,054	91,686	—	12,012,740
Employee benefits provision	57,214,536		4,393,242	585	61,608,363
Advance payments from clients	220,215		(21,537)	—	198,678
Accrued liabilities	7,771,316		2,498,494	—	10,269,810
Non-recoverable accounts receivable	127,843		(82,330)	—	45,513
Derivative financial instruments	34,870		(34,870)	—	—
Wells, pipelines, properties and equipment	8,462,555		(644,195)	—	7,818,360
Tax loss carry-forwards (1)	76,428,341		(1,055,845)	—	75,372,496
Total deferred income tax asset	162,180,730		5,144,645	585	167,325,960
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(5,070,345)		(5,124,344)	—	(10,194,689)
Other	(1,794,680)		(808,818)	—	(2,603,498)
Total deferred income tax liability	(6,865,025)		(5,933,162)	—	(12,798,187)
Net long-term deferred income tax asset	Ps.	155,315,705	(788,517)	585	154,527,773

	2021		Recognized in profit and loss	Recognized in OCI	2022
Deferred income tax asset:
Provisions	Ps.	11,032,260	888,794	—	11,921,054
Employee benefits provision	61,711,054		3,579,336	(8,075,854)	57,214,536
Advance payments from clients	176,967		43,248	—	220,215
Accrued liabilities	2,676,964		5,094,352	—	7,771,316
Non-recoverable accounts receivable	24,890		102,953	—	127,843
Derivative financial instruments	10,746		24,124	—	34,870
Wells, pipelines, properties and equipment	5,452,609		3,009,946	—	8,462,555
Tax loss carry-forwards (1)	8,468,185		67,960,156	—	76,428,341
Total deferred income tax asset	89,553,675		80,702,909	(8,075,854)	162,180,730
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(1,191,034)		(3,879,311)	—	(5,070,345)
Other	(2,150,316)		355,636	—	(1,794,680)
Total deferred income tax liability	(3,341,350)		(3,523,675)	—	(6,865,025)
Net long-term deferred income tax asset	Ps.	86,212,325	77,179,234	(8,075,854)	155,315,705
(1)Tax loss carryforwards expire in 2031.
Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2023		2022		2021
Expected income tax expense	Ps.	102,495,110	Ps.	163,937,963	Ps.	69,725,125
(Decrease) increase resulting from:
Tax effect of inflation-net	(27,144,892)		(23,533,416)		30,058,116
Fiscal updating of pipelines, properties and equipment	600,688		—		—
Deductible Duty	(62,163,857)		(119,437,113)		(90,346,164)
Unrecognized deferred tax change	(29,256,451)		(99,334,219)		(20,941,629)
Expected expenses from contracts	—		—		1,311,975
Retirement benefits	8,727,606		7,930,425		1,101,292
Non-deductible expenses	12,284,337		16,019,493		3,113,625
Others-net (1)	380,816		(16,822,377)		6,498,500
Income tax (benefit) expense, net	Ps.	5,923,357	Ps.	(71,239,244)	Ps.	520,840
(1) Includes mainly impairment effect for 2022.
As of December 31, 2023 and 2022, the net accumulated effect of actuarial gains and losses on deferred tax was Ps. (3,410,401) and Ps. (3,410,986), respectively. In addition, as of December 31, 2023 and 2022, the deferred tax effect of actuarial gains and losses is presented in comprehensive loss in the amounts of Ps. 585 and Ps. (8,075,854), respectively.